Related Party Transactions	12 Months Ended
Mar. 31, 2021
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

NOTE 21. RELATED PARTY TRANSACTIONS

SalvaRx Acquisition

On January 8, 2019, the Company acquired 100% of SalvaRx from SalvaRx Group plc.  in exchange for 8,050,701 ordinary shares of the Company for an aggregate consideration of US$92.6 million (see Note 10, “Acquisition and Business Combination”). Four of the six directors of the Company are also directors of SalvaRx Group plc.  The Company's CEO is also the CEO of SalvaRx and employees of the Company comprise the management team of SalvaRx.

Investments

The Company has entered into related party transactions and certain services agreements with its investees.  Key management of the Company has also entered into related party transactions with investees. Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the activities of the Company. The Board of Directors, Chairman, Chief Executive Officer and Chief Financial Officer are key management personnel.

The following subsidiaries and associates are considered related parties:

(a)	Stimunity. One of the three directors on the Board of Directors of Stimunity is controlled by Portage (see Note 7, “Investment in Associate”).

(b)	iOx. Two of the five directorships on the Board of Directors of iOx is controlled by Portage. Additionally, Portage has an observer on the Board of iOx. The CEO of the Company is also the CEO of iOx, and the management team of the Company comprise the management team of iOx.

(c)	Saugatuck. One of the three directorships on the Board of Directors of Saugatuck is controlled by Portage. Additionally, the CEO of the Company is also the CEO of Saugatuck and the management team of the Company comprise the management team of Saugatuck (see Note 10, “Acquisition and Business Combination”).

(d)	Intensity. One of the four directorships on the Board of Directors of Intensity is represented by Portage. Additionally, the CEO of the Company is an officer and employee of Intensity (see Note 9, “Investments in Private Companies”).

(e)	PGL. PPL holds 65% equity in PGL, committed to provide financing and also handles financial and administrative matters of PGL. The Company disposed of 100% of its interests in PPL and PGL on March 3, 2021 (see Note 8, “Disposition of PPL”).

The following are significant related party balances and transactions other than those disclosed elsewhere in the consolidated financial statements:

(a)	Unsecured notes payable includes $200,000 notes issued to directors of the Company by PPL at March 31, 2020. The notes were settled as part of the PPL disposition (see Note 8, “Disposition of PPL”).

(b)	Interest expense includes $78,427, $226,018 and $225,400 interest incurred in the years ended March 31, 2021, 2020 and 2019, respectively, on notes issued to members of the Portage board of directors. The SalvaRx Notes were settled as of August 6, 2020 and, accordingly, no further interest expense was incurred. In connection with the settlement of the SalvaRx Notes, $692,045 of accrued interest and $805,000 of principal was paid to directors. The directors also exchanged an aggregate $2,415,000 of notes payable for SalvaRx warrants at a price of $6.64, which were exchanged for Portage warrants and converted to Portage stock on October 13, 2020 (see Note 14, “Unsecured Notes Payable”).

(c)	In January 2020, a board member of the Company advanced the Company $1.0 million, which was repaid in July 2020. There was no interest or fees associated with this advance.

Transactions between the parent company and its subsidiaries, which are related parties, have been eliminated in consolidation and are not disclosed in this note.